AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.1%
Asset-Backed Securities — 16.2%
Automobiles — 3.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	600	$ 604,825
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	34	34,412
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	203,482
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	41	40,525
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A
2.840%	03/15/24	300	310,157
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	200	202,429
			1,395,830
Collateralized Loan Obligations — 11.4%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	01/22/31	250	246,518
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.412%(c)	10/19/28	500	496,686
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.515%(c)	10/15/28	400	397,608
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.546%(c)	10/13/31	494	492,564
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	10/20/31	500	498,514
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.412%(c)	01/20/31	500	495,002
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.112%(c)	04/20/28	491	487,462
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.452%(c)	10/18/31	249	246,972
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.172%(c)	01/18/29	500	494,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.412%(c)	10/20/28	744	$ 739,810
			4,595,632
Consumer Loans — 0.5%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	48	48,785
Series 2019-02, Class A, 144A
3.010%	04/25/28	99	99,796
Series 2019-04, Class A, 144A
2.450%	08/25/28	49	49,300
			197,881
Credit Cards — 0.8%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	311,042
Student Loan — 0.0%
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	1	583

Total Asset-Backed Securities (cost $6,496,428)			6,500,968
Commercial Mortgage-Backed Securities — 22.3%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	366	367,722
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	981,872
Commercial Mortgage Trust,
Series 2014-UBS04, Class A2
2.963%	08/10/47	17	16,792
Series 2015-CR26, Class A3
3.359%	10/10/48	900	980,889
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,100,740
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,302,205
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,170	1,244,717
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	59	59,477
Series 2015-C24, Class A3
3.479%	05/15/48	1,200	1,320,870
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	$ 621,079
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	317	319,881
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A1
1.392%	07/15/48	60	60,064
Series 2016-C37, Class A1
1.944%	12/15/49	145	145,810
Series 2017-C41, Class A2
2.590%	11/15/50	460	473,181

Total Commercial Mortgage-Backed Securities (cost $8,424,197)			8,995,299
Corporate Bonds — 43.3%
Agriculture — 1.3%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	230	234,940
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	270	274,129
			509,069
Apparel — 1.2%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	470	480,907
Auto Manufacturers — 2.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	657,312
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	197,747
			855,059
Banks — 14.7%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21	285	287,899
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	319,874
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	340	343,972
2.750%	04/25/22	370	382,340
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	571,296
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	125	$ 125,947
3.200%	01/25/23	380	403,895
4.350%	08/15/21	200	207,070
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	217,683
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	675	686,407
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	254,189
PNC Bank NA,
Sr. Unsec’d. Notes
2.450%	11/05/20(a)	770	770,162
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	460	466,356
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	300,132
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	570	580,930
			5,918,152
Biotechnology — 2.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	125	129,212
3.875%	11/15/21	79	81,010
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22(a)	355	376,606
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	385	398,896
			985,724
Building Materials — 0.5%
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	200	214,573
Chemicals — 1.7%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	541,324
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	156,509
			697,833

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 2.8%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	$ 1,141,493
Electric — 2.5%
Alabama Power Co.,
Sr. Unsec’d. Notes
2.450%	03/30/22	360	370,178
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	75	82,534
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	419,407
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21	125	127,139
			999,258
Electronics — 0.3%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	115	116,304
Foods — 0.4%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	135	140,131
Healthcare-Services — 1.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	598,004
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	125	125,655
			723,659
Insurance — 1.1%
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	181,722
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	258,689
			440,411
Machinery-Construction & Mining — 1.2%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	05/13/22	465	469,510
Machinery-Diversified — 0.4%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	146,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	$ 111,437
Oil & Gas — 1.4%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	75	72,110
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	155	163,826
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	220	226,239
Phillips 66,
Gtd. Notes
3.700%	04/06/23	85	91,042
			553,217
Pharmaceuticals — 3.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	250	264,964
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	08/15/22	380	400,409
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	33	35,354
4.100%	03/25/25	13	14,683
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	493,248
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.250%	08/20/21	200	205,138
			1,413,796
Software — 2.2%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22(a)	880	903,976
Telecommunications — 1.0%
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	206,925
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	175	191,989
			398,914

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.5%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	$ 209,850

Total Corporate Bonds (cost $16,912,760)			17,429,380
Residential Mortgage-Backed Security — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	126	137,153
(cost $127,841)
Sovereign Bonds — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	350,167
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	201,769
2.125%	10/25/23	200	209,337
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	220,900
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	125	127,555

Total Sovereign Bonds (cost $1,051,288)			1,109,728
U.S. Government Agency Obligation — 2.0%
Federal Home Loan Bank
2.625%	10/01/20	785	785,000
(cost $785,000)
U.S. Treasury Obligations — 7.2%
U.S. Treasury Bonds
3.625%	02/15/44(a)	1,165	1,702,174
U.S. Treasury Notes
1.375%	04/30/21(k)	165	166,205
3.000%	09/30/25(k)	505	573,017
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	30	27,768
1.394%(s)	11/15/41	20	14,848
1.450%(s)	08/15/42	10	7,323
1.643%(s)	05/15/29	30	28,205
2.026%(s)	02/15/22(k)	290	289,535
2.205%(s)	05/15/39	10	7,853
2.394%(s)	11/15/43	135	95,750

Total U.S. Treasury Obligations (cost $2,851,400)			2,912,678

Total Long-Term Investments (cost $36,648,914)			37,870,206

	Shares	Value
Short-Term Investments — 12.0%
Affiliated Mutual Funds — 11.8%
PGIM Core Short-Term Bond Fund(w)	108,860	$ 1,002,602
PGIM Core Ultra Short Bond Fund(w)	1,186,248	1,186,248
PGIM Institutional Money Market Fund (cost $2,582,582; includes $2,582,061 of cash collateral for securities on loan)(b)(w)	2,585,714	2,585,197

Total Affiliated Mutual Funds (cost $4,770,346)		4,774,047
Options Purchased*~ — 0.2%
(cost $1,069)		65,156

Total Short-Term Investments (cost $4,771,415)		4,839,203

TOTAL INVESTMENTS—106.1% (cost $41,420,329)		42,709,409

Liabilities in excess of other assets(z) — (6.1)%		(2,439,997)

Net Assets — 100.0%		$ 40,269,412

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,516,826; cash collateral of $2,582,061 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.

A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$ 4,464
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	4,344
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	10,331
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	20,516
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	21,605
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	3,896
Total Options Purchased (cost $1,069)							$65,156
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
7	10 Year U.S. Treasury Notes	Dec. 2020	$ 976,719	$ 1,972
Short Positions:
35	2 Year U.S. Treasury Notes	Dec. 2020	7,733,633	(3,359)
28	5 Year U.S. Treasury Notes	Dec. 2020	3,528,875	(2,897)
9	20 Year U.S. Treasury Bonds	Dec. 2020	1,586,531	10,008
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	443,625	3,925
				7,677
				$ 9,649
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
25,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	$96	$872,134	$872,038
57	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	3,768	3,768
				$96	$875,902	$875,806

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5